Transfer of Assets - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	$ 1,596	$ 1,386
United States [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Sale of mortgage loans	109	229
Mortgage servicing rights	$ 4	$ 4